Stockholder's Deficit (Details 3) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 09, 2025	Dec. 31, 2025	Sep. 30, 2025
Operating Loss Carryforwards [Line Items]
Value of RSUs issued		15,735	15,735
Value of RSUs issued		$ 180,000	$ 60,000
Stock based compensation	$ 75,000	$ 75,000
September 302025 [Member]
Operating Loss Carryforwards [Line Items]
Value of RSUs issued		15,735
Value of RSUs issued		$ 180,000
Stock based compensation		$ 30,000
December 312025 [Member]
Operating Loss Carryforwards [Line Items]
Value of RSUs issued
Value of RSUs issued
Stock based compensation		$ 45,000